Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
As of the dates specified below, property and equipment consisted of the following (in thousands):

	As of December 31,
	2019	2018
Leasehold improvements	$15,075	$15,045
Furniture and fixtures	3,630	3,498
Computer equipment and hardware	1,926	1,590
Total property and equipment	20,631	20,133
Less: Accumulated depreciation	(7,102)	(4,609)
Total property and equipment, net	$13,529	$15,524

The Company recognized depreciation expense on property and equipment of $2.7 million, $2.4 million and $1.2 million for the years ended December 31, 2019, 2018 and 2017, respectively.